Finance costs and fair value change in derivative instruments - Summary of Detailed Information About Finance Costs and Fair Value Change in Derivative Instruments (Detail)
₨ in Millions, $ in Millions
	12 Months Ended
	Mar. 31, 2026 INR (₨)	Mar. 31, 2026 USD ($)	Mar. 31, 2025 INR (₨)	Mar. 31, 2024 INR (₨)
Disclosure Of Detailed Information About Finance Cost And Fair Value Change in Derivative Instruments [Abstract]
Interest expense	₨ 57,706	$ 615	₨ 49,601	₨ 42,051
Bank charges	1,475	16	984	745
Option premium amortisation	1,093	12	601	1,900
Loss on fair value changes on derivative instruments	347	4	220	1,493
Loss on account of modification of contractual cash flows				19
Unwinding of discount on provisions	695	7	773	977
Unamortised ancillary borrowing cost written off	438	5	173	321
Total	₨ 61,754	$ 658	₨ 52,352	₨ 47,506